Expense Example - Class A Class C Class I Shares - Victory Market Neutral Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	647	886	1,143	1,878	253	708	1,290	2,871	41	235	445	1,051